THE HARTFORD MUTUAL FUNDS II, INC.

On behalf of The Hartford Growth Opportunities Fund, Hartford Quality Value Fund, and The Hartford Small Cap Growth Fund (each a “Fund” and collectively, the “Funds”), each a series of The Hartford Mutual Funds II, Inc., and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Securities Act”), attached for filing are exhibits containing information in interactive data format, which relate to the prospectus supplement for the Funds dated September 11, 2018.  The prospectus supplement was filed with the U.S. Securities and Exchange Commission on September 11, 2018 pursuant to Rule 497(e) under the Securities Act (Accession No. 0001144204-18-048991) and are incorporated by reference into this filing.

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document